Organization and Basis of Presentation - Schedule of Major Subsidiaries,VIEs and VIEs' Subsidiaries (Details)	12 Months Ended
Dec. 31, 2018
Shanghai iQIYI Culture Media Co., Ltd. (“Shanghai iQIYI”) | Variable Interest Entities
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	PRC
Date of Establishment/Acquisition	Dec. 19, 2012
Beijing iQIYI Science & Technology Co., Ltd. (“Beijing iQIYI ”; formerly known as Beijing Xinlian Xinde Advertisement Media Co., Ltd.) | Variable Interest Entities
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	PRC
Date of Establishment/Acquisition	Nov. 23, 2011
Shanghai Zhong Yuan Network Co., Ltd. (“Shanghai Zhong Yuan”) | Variable Interest Entities
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	PRC
Date of Establishment/Acquisition	May 11, 2013
iQIYI Pictures (Beijing) Co., Ltd. (“iQIYI Pictures”) | Variable Interest Entities
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	PRC
Date of Establishment/Acquisition	Dec. 31, 2014
Beijing iQIYI Cinema Management Co., Ltd.(“Beijing iQIYI Cinema”) | Variable Interest Entities
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	PRC
Date of Establishment/Acquisition	Jun. 28, 2017
Tianjin Skymoons Interactive Co., Ltd. (“Tianjin Skymoons”) | Variable Interest Entities
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	PRC
Date of Establishment/Acquisition	Jul. 17, 2018
Chengdu Skymoons Digital Entertainment Co., Ltd.( “Chengdu Skymoons”) | Variable Interest Entities
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	PRC
Date of Establishment/Acquisition	Jul. 17, 2018
Subsidiaries | Beijing QIYI Century Science & Technology Co., Ltd. (“Beijing QIYI Century”)
Organization And Basis Of Presentation [Line Items]
Effective interest held	100.00%
Subsidiaries | Chongqing QIYI Tianxia Science & Technology Co., Ltd. (“QIYI Tianxia”)
Organization And Basis Of Presentation [Line Items]
Effective interest held	100.00%
Subsidiaries | Qiyi.com HK Limited (“QIYI HK”)
Organization And Basis Of Presentation [Line Items]
Effective interest held	100.00%
Subsidiaries | iQIYI Film Group Limited
Organization And Basis Of Presentation [Line Items]
Effective interest held	100.00%
Subsidiaries | iQIYI Media Limited
Organization And Basis Of Presentation [Line Items]
Effective interest held	100.00%
Subsidiaries | iQIYI Film Group HK Limited
Organization And Basis Of Presentation [Line Items]
Effective interest held	100.00%
Subsidiaries | Beijing iQIYI New Media Science & Technology Co., Ltd. (“iQIYI New Media”)
Organization And Basis Of Presentation [Line Items]
Effective interest held	100.00%
Subsidiaries | Skymoons
Organization And Basis Of Presentation [Line Items]
Effective interest held	100.00%
Subsidiaries | Magic Prime Group Limited
Organization And Basis Of Presentation [Line Items]
Effective interest held	80.00%
Subsidiaries | Special (Hong Kong) Co., Ltd.
Organization And Basis Of Presentation [Line Items]
Effective interest held	80.00%
Subsidiaries | Beijing QIYI Century Science & Technology Co., Ltd. (“Beijing QIYI Century”)
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	PRC
Date of Establishment/Acquisition	Mar. 08, 2010
Subsidiaries | Chongqing QIYI Tianxia Science & Technology Co., Ltd. (“QIYI Tianxia”)
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	PRC
Date of Establishment/Acquisition	Nov. 03, 2010
Subsidiaries | Qiyi.com HK Limited (“QIYI HK”)
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	Hong Kong
Date of Establishment/Acquisition	Apr. 14, 2011
Subsidiaries | iQIYI Film Group Limited
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	Cayman
Date of Establishment/Acquisition	May 26, 2017
Subsidiaries | iQIYI Media Limited
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	Cayman
Date of Establishment/Acquisition	May 26, 2017
Subsidiaries | iQIYI Film Group HK Limited
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	Hong Kong
Date of Establishment/Acquisition	Jun. 12, 2017
Subsidiaries | Beijing iQIYI New Media Science & Technology Co., Ltd. (“iQIYI New Media”)
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	PRC
Date of Establishment/Acquisition	Jul. 27, 2017
Subsidiaries | Skymoons
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	Cayman
Date of Establishment/Acquisition	Jul. 17, 2018
Subsidiaries | Magic Prime Group Limited
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	BVI
Date of Establishment/Acquisition	Jul. 17, 2018
Subsidiaries | Special (Hong Kong) Co., Ltd.
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	Hong Kong
Date of Establishment/Acquisition	Jul. 17, 2018